TWEEDY, BROWNE GLOBAL VALUE FUND
TWEEDY, BROWNE AMERICAN VALUE FUND



Supplement to Prospectus and Statement of Additional Information each dated August 1, 1996


New Telephone Numbers				         New Facsimile Number
							508-871-9645
Fund Information:	   800-432-4789, Press 1	         For
shareholder inquiries, including
For Special Assistance 				         purchase, redemption
and exchange
in Opening a New Account:	     800-432-4789, Press 2	         requests, and
requests for shareholder
Shareholder Services:	     800-432-4789, Press 3	         account
information.
NAV Prices:		     800-432-4789, Press 3





             Effective May 12, 1997, First Data Investor Services Group, Inc. ("FDISG") will succeed
	Unified Advisers, Inc. as the Transfer Agent and Dividend
Disbursing Agent of the
	Tweedy, Browne Global Value Fund and the Tweedy, Browne
American Value Fund.
	FDISG is located at 4400 Computer Drive, Westboro, MA 01581.
Accordingly, all
	references to Unified Advisers, Inc. in the Prospectus and Statement of Additional
	Information are changed to FDISG.




New Mailing Addresses

To open a new account, redeem or exchange shares or request a change of address by mail, please write to:

			 Tweedy, Browne Fund Inc.
			 c/o First Data Investor Services Group, Inc.
			 P.O. Box 5160
			 Westboro, MA  01581

Existing shareholders making subsequent investments by mail should write to:

			 Tweedy, Browne Fund Inc.
			 c/o First Data Investor Services Group, Inc.
			 P.O. Box 5161
			 Westboro, MA  01581

New Wire Instructions

The new wire instructions for the Global Value Fund:
Boston Safe Deposit & Trust Co.
Boston, MA
Account of Tweedy, Browne Global Fund
Account # 138-517
ABA # 011001234

For the American Value Fund:
Boston Safe Deposit & Trust Co.
Boston, MA
Account of Tweedy, Browne American Value Fund
Account # 138-517
ABA # 011001234





April 28, 1997









3rdparty/tweedy/misc/suppta